Fees Summary	Oct. 21, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 119,250,000.00
Previously Paid Amount	0.00
Total Fee Amount	10,374.75
Total Offset Amount	0.00
Net Fee	$ 10,374.75
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A